Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments and rent expense, net of sublease income, for operating leases
The future minimum payments related to the finance lease obligations are as follows:

	JPY (millions) As of March 31
	Minimum Lease Payments		Present Value of Minimum Lease Payments
	2018	2019	2018	2019
Within one year	¥4,808	¥6,925	¥2,127	¥2,145
Between one year and five years	14,335	37,738	4,704	9,634
More than five years	80,018	288,470	46,318	167,632
Total	¥99,161	¥333,133	¥53,149	¥179,411

Less: Future finance charges	46,012	153,722
Present value of minimum lease payments	¥53,149	¥179,411
Non-current	¥51,022	¥177,266
Current	¥2,127	¥2,145
Future minimum lease payments by maturity under non-cancellable operating leases that have initial or remaining lease terms in excess of one year are as follows:

	JPY (millions) As of March 31
	2018	2019
Within one year	¥12,053	¥31,172
Between one and five years	31,278	91,105
More than five years	33,720	111,301
Total	¥77,051	¥233,578
Rent expense for operating lease contracts and sublease income recognized in profit or loss are as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Rent expense	¥11,758	¥21,384	¥27,444
Sublease income	(109)	(2,493)	(3,579)
Total	¥11,649	¥18,891	¥23,865